Trade Receivables, Net Of Provisions	12 Months Ended
Dec. 31, 2013
Trade Receivables, Net Of Provisions [Abstract]
Trade Receivables, Net Of Provisions

4. Trade receivables, net of provisions

Trade receivables include amounts invoiced to lessees in respect of lease rentals and maintenance reserves. As of December 31, 2013, we did not have any trade receivables recorded in relation to lessee defaults. Furthermore we did not have any provisions for doubtful accounts as of December 31, 2012 and 2013.

The change in the provision for doubtful accounts is set forth below:

	Year ended December 31,
	2011	2012	2013
Provision at beginning of period	$2,606	$3,530	$-
Expense for doubtful accounts	3,335	-	-
Discontinued operations	(2,567)	-	-
Other(1)	156	(3,530)	-
Provision at the end of period	$3,530	$-	$-

(1)Includes direct write-offs and cash accounting for certain trade receivables.